Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Related to Property Plant and Equipment	We estimated that the residual value of the Company’s property and equipment ranges from 3% to 5%. Property, plant and equipment are depreciated over their estimated useful lives as follows:
Machinery	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years